Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Cash flows used in operating activities
Net loss from continuing operations for the year	$ (122,137)	$ (234,224)	$ (239,828)
Net income from discontinued operations for the year	3,380	27,471	1,932
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	8,307	12,809	25,282
Change in operating and finance lease inducements and obligations			2,565
Loss (gain) from disposition of capital and intangible assets	(15)	196	513
Share of losses of an associate (note 25)			22
Non-cash issuance of warrants (note 15)	2,228
Gain on sale of subsidiaries (note 6)	(3,380)	(26,346)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(850)	(1,140)	1,000
Impairment losses (note 24)	20,859	12,366	149,952
Loss (gain) on extinguishments of liabilities (notes 16, 18a)	(79)	92,374	(33,626)
Deferred income taxes (note 26)		87	(13,815)
Share-based payments expense (note 18b)	6,194	21,609	6,722
Depreciation of capital assets (note 10)	2,779	3,734	4,086
Depreciation of right-of-use assets (note 11)	4,578	4,913
Amortization of intangible assets (note 12)	1,090	1,259	1,372
Cash flows from (used in) operations before changes in working capital	(77,046)	(84,892)	(93,823)
Change in non-cash working capital items	1,129	(14,498)	11,369
Cash flows used in operating activities	(75,917)	(99,390)	(82,454)
Cash flows from financing activities
Proceeds from share issuances (with or without warrants) (note 18a)	39,960	118,785	751
Proceeds from long-term debt (with or without warrants) (notes 16, 18c)	31,533	19,859	79,105
Repayment of principal on long-term debt (note 16)	(165)	(988)	(3,184)
Repayment of interest on long-term debt (note 16)	(1,879)	(3,540)	(3,934)
Exercise of options (note 18b)	82		635
Proceeds from exercise of pre-funded warrants (note 18c)	1
Payments of principal on lease liabilities (note 14)	(7,069)	(7,563)
Payment of interest on lease liabilities (note 14)	(2,098)	(1,767)
Debt, share and warrants issuance costs	(2,960)	(6,867)	(970)
Payments of principal under finance leases			(245)
Cash flows from financing activities	57,405	117,919	72,158
Cash flows used in investing activities
Additions to capital assets	(966)	(2,741)	(3,786)
Additions to intangible assets	(1,080)	(1,703)	(1,342)
Proceeds from sale of discontinued operations business, net of cash divested	4,555	43,958
Transaction costs paid relating to the sale of discontinued operations business	(787)	(4,228)
Proceeds from disposal of capital assets	133
Acquisition of convertible debt			(955)
Release of restricted cash		65
Interest received	450	745	224
Cash flows used in investing activities	2,305	36,096	(5,859)
Net change in cash and cash equivalents during the year	(16,207)	54,625	(16,155)
Net effect of currency exchange rate on cash and cash equivalents	(3)	(729)	378
Cash and cash equivalents, beginning of year	61,285	7,389	23,166
Cash and cash equivalents, end of year	45,075	61,285	7,389
Comprising of:
Cash	$ 45,075	41,761	$ 7,389
Cash equivalents		$ 19,524